EXHIBIT 99.3

John Deere Owner Trust 2012

Servicer’s Certificate

$304,000,000 Class A-1 0.37859% Asset Backed Notes due March 15, 2013

$255,000,000 Class A-2 0.59% Asset Backed Notes due June 16, 2014

$343,000,000 Class A-3 0.75% Asset Backed Notes due March 15, 2016

$96,762,000 Class A-4 0.99% Asset Backed Notes due June 15, 2018

$33,551,144 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Feb-15
Actual Payment Date (A/360)				17-Feb-15
Collection Period Begin Date				29-Dec-14
Collection Period End Date				01-Feb-15
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				33

(1)	Total Distribution Amount:			$16,243,833.07
	(a)	Total cash receipts during the month:		$16,092,745.69
	(b)	Administrative repurchases during the month:		$150,911.77
	(c)	Investment earnings on cash accounts:		$175.61
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$92,310.34
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$12,481.69
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$79,828.65
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$15,715,319.94
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$15,715,319.94
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	100.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$15,715,319.94

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%

		(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:		$15,807,630.28

(6)	Reserve Account balance:
	(a)	Beginning balance:	$12,903,915.00
	(b)	Amount of deposit from Collection Account to Reserve Account:	$311,500.25
		(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii) Amount of excess to Reserve Account from Collection Account:	$311,500.25
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$311,500.25
	(e)	Ending Balance (after giving effect to all distributions):	$12,903,915.00
	(f)	Specified Reserve Account Balance:	$12,903,915.00

(7)	Servicing Fee:		$124,602.54
	(a)	Amount of Servicing Fee earned:	$124,602.54
	(b)	Amount of Servicing Fee paid:	$124,602.54
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d)	Certificateholders’ Principal Distributable Amount:	$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):		$311,500.25

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of
		the related Collection Period:	$134,078,783.73

	(b)	Note Value as of the end of the related Collection Period:	$134,568,533.54

	(c)	Number of Accounts at the end of the related Collection Period:	7,379

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii) Class A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$4,255,389.39
		(ii) Class A-3 Note Pool Factor:	0.0124064

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$96,762,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

	(e)	(i) Outstanding Principal Balance of Certificates:	$33,551,144.15
		(ii) Certificate Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$112,794.16
		(ii) % of Pool Balance:	0.08%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$61,193.30
	(ii)	Cumulative amount of net losses:	$1,061,977.75
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.10%

(16)	(i)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.73%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	7,856
	(b)	Number of loans at the end of the period:	7,379
	(c)	Weighted average remaining term on receivables:	16.22
	(d)	Prepayment amount - monthly:	$(2,348,173.26)
	(e)	Prepayment amount - life-to-date:	$110,626,569.99
	(f)	Weighted average APR of the pool assets:	3.41%
	(g)	Pool Factor:	0.13